Schedule of investments

Delaware International Small Cap Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.59%Δ
Australia - 2.96%
Afterpay †	94,905	$2,110,301
Technology One	177,326	925,493
Westgold Resources †	524,298	690,084
		3,725,878
Austria - 2.54%
CA Immobilien Anlagen	58,099	2,358,042
Vienna Insurance Group AG Wiener Versicherung Gruppe	34,515	839,443
		3,197,485
Belgium - 1.36%
Fagron	80,768	1,709,764
		1,709,764
Brazil - 4.36%
Arezzo Industria e Comercio	91,510	1,229,847
Construtora Tenda	209,973	1,629,299
Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,535	1,131,185
Minerva †	586,282	1,491,958
		5,482,289
Canada - 9.70%
Aritzia †	78,604	1,295,378
ATS Automation Tooling Systems †	44,696	597,057
Capital Power	83,711	2,092,385
Descartes Systems Group †	35,740	1,483,919
Fortuna Silver Mines †	158,372	463,700
Granite Real Estate Investment Trust	29,326	1,493,337
Kinaxis †	16,562	1,392,454
Quebecor Class B	59,950	1,400,657
SSR Mining †	126,196	1,974,383
		12,193,270
China - 4.54%
China Resources Cement Holdings	1,336,000	1,716,540
Greentown Service Group	1,238,000	1,571,466
Lonking Holdings	1,085,000	306,843
Silergy	23,000	763,671
Times China Holdings	708,000	1,348,140
		5,706,660
Colombia - 1.19%
Geopark	89,491	1,490,920
		1,490,920
Denmark - 1.99%
Royal Unibrew	28,929	2,502,811
		2,502,811

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Schedule of investments

Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Finland - 1.51%
Kojamo	61,913	$1,159,197
Valmet	31,122	743,081
		1,902,278
France - 5.08%
Alten	12,877	1,442,142
Gaztransport Et Technigaz	13,078	1,171,332
Korian	46,127	2,105,769
SOITEC †	7,660	638,410
Solutions 30 †	91,648	1,026,460
		6,384,113
Germany - 2.81%
Evotec †	53,179	1,294,744
TAG Immobilien	90,836	2,232,129
		3,526,873
Hong Kong - 1.51%
Comba Telecom Systems Holdings	4,638,000	1,895,013
		1,895,013
India - 3.35%
Info Edge India	38,472	1,382,497
Varun Beverages	139,553	1,582,217
Voltas	131,744	1,248,041
		4,212,755
Ireland - 2.12%
C&C Group	88,113	370,555
Hibernia REIT	586,303	791,768
Keywords Studios	74,643	1,499,942
		2,662,265
Israel - 2.67%
Israel Discount Bank Class A	805,030	3,354,769
		3,354,769
Italy - 1.41%
Reply	23,254	1,768,419
		1,768,419
Ivory Coast - 0.96%
Endeavour Mining †	68,465	1,208,881
		1,208,881
Japan - 14.39%
Anritsu	156,100	2,580,149
Daifuku	45,300	2,662,840
Fancl	93,500	2,332,107

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(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Japan Elevator Service Holdings	72,200	$1,392,132
Katitas	34,800	1,177,899
Matsumotokiyoshi Holdings	55,200	1,812,379
Menicon	28,700	1,169,585
SMS	51,000	965,196
Taiyo Yuden	36,500	1,026,429
TechnoPro Holdings	49,800	2,965,492
		18,084,208
Netherlands - 0.60%
IMCD	9,174	748,939
		748,939
Norway - 5.70%
BW Offshore †	256,748	1,019,841
Leroy Seafood Group	130,428	803,586
Norway Royal Salmon	38,703	893,884
Scatec Solar	109,430	1,910,946
TOMRA Systems	78,702	2,532,241
		7,160,498
Poland - 1.08%
Dino Polska †	37,523	1,363,028
		1,363,028
Republic of Korea - 3.39%
Douzone Bizon	24,821	1,787,045
LG Innotek	11,942	1,292,014
WONIK IPS †	44,631	1,187,472
		4,266,531
Russia - 1.14%
Detsky Mir PJSC =	860,024	1,437,310
		1,437,310
South Africa - 0.86%
Clicks Group	71,208	1,076,775
		1,076,775
Sweden - 4.90%
Embracer Group †	104,740	1,010,630
Evolution Gaming Group	98,231	3,579,737
MIPS	69,806	1,569,107
		6,159,474
Switzerland - 0.87%
Logitech International	28,201	1,093,789
		1,093,789

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Schedule of investments

Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan - 0.72%
Kindom Development	1,060,000	$905,185
		905,185
United Kingdom - 11.45%
Abcam	46,746	692,853
Beazley	94,841	657,449
boohoo Group †	781,389	2,967,436
Countryside Properties	261,995	1,593,477
Dechra Pharmaceuticals	17,866	613,472
Future	69,541	1,048,127
GB Group	159,045	1,315,281
QinetiQ Group	365,666	1,636,684
Rotork	288,928	1,056,478
UNITE Group	106,948	1,555,846
Vistry Group	76,176	1,260,620
		14,397,723
United States - 1.43%
SolarEdge Technologies †	14,399	1,795,843
		1,795,843

Total Common Stock (cost $106,253,322)		121,413,746

Total Value of Securities – 96.59%
(cost $106,253,322)		121,413,746
Receivables and Other Assets Net of Liabilities – 3.41%		4,286,636
Net Assets Applicable to 17,655,332 Shares Outstanding – 100.00%		$125,700,382

=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
Δ Securities have been classified by country of origin.
†	Non-income producing security.

4 NQ-581 [2/20] 4/20 (1139732)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 29, 2020:
Foreign Currency Exchange Contracts
		Currency to			Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	(320,578)	USD	208,423	3/3/20	$—	$(441)
BNYM	BRL	(1,416,576)	USD	313,520	3/2/20	—	(3,196)
BNYM	CAD	(1,070,502)	USD	799,035	3/2/20	1,486	—
BNYM	CHF	(58,228)	USD	60,149	3/3/20	—	(221)
BNYM	DKK	(952,002)	USD	139,552	3/3/20	—	(1,120)
BNYM	EUR	(1,001,835)	USD	1,097,513	3/3/20	—	(8,748)
BNYM	GBP	(696,155)	USD	891,651	3/3/20	—	(1,031)
BNYM	HKD	(2,921,100)	USD	374,387	3/3/20	—	(367)
BNYM	JPY	(2,193,341)	USD	19,888	3/2/20	—	(450)
BNYM	JPY	(109,007,668)	USD	1,004,318	3/3/20	—	(6,539)
BNYM	NOK	(3,567,337)	USD	375,778	3/3/20	—	(3,394)
BNYM	PLN	(296,735)	USD	75,085	3/3/20	—	(577)
BNYM	SEK	(3,290,871)	USD	337,408	3/3/20	—	(5,125)
BNYM	ZAR	(933,231)	USD	59,573	3/4/20	—	(201)
Total Foreign Currency Exchange Contracts						$1,486	$(31,410)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
PJSC – Public Joint Stock Company
PLN – Polish Zloty
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – US Dollar
ZAR – South African Rand

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